RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
RESTRICTED NET ASSETS
Restricted net assets	$ 104,300,000	$ 51,000,000
Required percentage of net income allocated to statutory surplus reserve	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%
Statutory reserve	$ 8,952,951	$ 7,475,902